Intangible assets - Goodwill - Schedule of goodwill and changes in goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in goodwill
Goodwill at beginning of period	€ 12,713	€ 12,471	€ 24,246
Additions	534	81	429
Impairment losses	0	(6)	(10,100)
Disposals or changes in scope of consolidation	0	0	0
Exchange differences and other items	494	167	(2,104)
Goodwill at end of period	13,741	12,713	12,471
Ebury Partners
Changes in goodwill
Additions	316	0	0
Santander Holdings USA, Inc.
Changes in goodwill
Additions	158	0	0
Impairment losses	0	0	(1,177)
SAM Investment Holdings Limited
Changes in goodwill
Additions	0	0	271
Santander UK
Changes in goodwill
Impairment losses	0	0	(6,101)
Santander Bank Polska
Changes in goodwill
Impairment losses	0	0	(1,192)
Santander US Auto
Changes in goodwill
Impairment losses	0	0	(1,153)
Santander Consumer Nordics
Changes in goodwill
Impairment losses	€ 0	€ 0	€ (277)